Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of fixed non cancelable time charter contracts	Period Amount Year 1 $ 163,438 Year 2 22,980 Year 3 9,454 Year 4 9,454 Year 5 725 Total $ 206,051